United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Quarter ended 09/30/16

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.8%
		Basic Industry - Chemicals—0.9%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$97,236
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	105,435
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	92,122
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	316,606
50,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	51,083
75,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	75,661
		TOTAL	738,143
		Basic Industry - Metals & Mining—2.9%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	254,085
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	161,062
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,500
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	240,875
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	39,611
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	156,485
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	136,012
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	254,325
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	292,119
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	235,556
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	274,646
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	109,417
		TOTAL	2,354,693
		Basic Industry - Paper—1.2%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	150,237
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	301,449
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	151,479
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	152,245
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	115,035
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	135,942
		TOTAL	1,006,387
		Capital Goods - Aerospace & Defense—2.0%
230,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	245,184
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	363,600
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	105,625
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	390,002
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	97,070
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	316,720
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	53,844
		TOTAL	1,572,045
		Capital Goods - Building Materials—0.4%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	297,050
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,650
		TOTAL	331,700
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	131,543

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.5%
$60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	$63,616
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	259,240
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	76,379
		TOTAL	399,235
		Capital Goods - Packaging—1.0%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	187,771
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	68,824
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	87,989
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	126,950
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	42,384
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	259,068
		TOTAL	772,986
		Communications - Cable & Satellite—2.0%
190,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 6.484%, 10/23/2045	231,103
165,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	165,999
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	325,583
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	322,004
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	483,863
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	57,691
		TOTAL	1,586,243
		Communications - Media & Entertainment—6.9%
100,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	128,844
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	217,157
300,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	324,752
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	239,638
450,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	476,205
200,000		CBS Corp., 3.70%, 8/15/2024	209,823
200,000		CBS Corp., 4.90%, 8/15/2044	213,864
240,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	261,392
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	303,080
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	200,913
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	74,900
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	327,259
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	212,577
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	196,250
100,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	108,590
230,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	257,651
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	559,301
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	225,806
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	95,236
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	600,906
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	314,218
		TOTAL	5,548,362
		Communications - Telecom Wireless—1.8%
100,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	109,800
200,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	227,000
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	440,399
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	302,120

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	$355,779
		TOTAL	1,435,098
		Communications - Telecom Wirelines—7.4%
1,290,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,362,609
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	436,586
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	308,682
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	109,642
425,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	483,117
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	52,723
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	90,644
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	331,823
360,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	383,305
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,748,395
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	680,036
		TOTAL	5,987,562
		Consumer Cyclical - Automotive—2.9%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	56,115
450,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	470,871
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	206,409
470,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	507,910
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	204,935
455,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	476,173
110,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	138,704
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	255,203
		TOTAL	2,316,320
		Consumer Cyclical - Lodging—0.6%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	273,125
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	244,591
		TOTAL	517,716
		Consumer Cyclical - Retailers—2.9%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	108,519
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	86,149
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	138,108
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	55,054
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	56,345
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	54,561
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	636,567
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	338,202
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	372,495
325,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	340,510
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	121,131
		TOTAL	2,307,641
		Consumer Non-Cyclical - Food/Beverage—2.7%
125,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	124,545
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	210,142
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	208,069
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	322,447
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	250,434
350,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	353,736

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$330,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$351,525
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	130,422
200,000	Tyson Foods, Inc., 3.95%, 8/15/2024	216,331
	TOTAL	2,167,651
	Consumer Non-Cyclical - Health Care—1.7%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	124,538
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	53,453
55,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	59,783
260,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	298,483
35,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	39,516
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	42,700
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	249,714
265,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	273,760
200,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	206,164
	TOTAL	1,348,111
	Consumer Non-Cyclical - Pharmaceuticals—2.4%
100,000	Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	109,138
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	107,283
375,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	424,939
190,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	190,746
520,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	522,217
300,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	299,806
300,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	302,231
	TOTAL	1,956,360
	Consumer Non-Cyclical - Products—0.4%
300,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	327,306
	Consumer Non-Cyclical - Supermarkets—0.5%
300,000	Kroger Co., Bond, 6.90%, 4/15/2038	419,299
	Consumer Non-Cyclical - Tobacco—1.0%
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	390,924
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	386,407
	TOTAL	777,331
	Energy - Independent—3.0%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	395,436
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	204,865
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	588,414
400,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	437,972
300,000	Hess Corp., Sr. Unsecd. Note, 3.50%, 7/15/2024	294,836
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	475,950
	TOTAL	2,397,473
	Energy - Integrated—2.2%
245,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	259,774
100,000	Husky Oil Ltd., Deb., 7.55%, 11/15/2016	100,606
100,000	Petro-Canada, Bond, 5.35%, 7/15/2033	110,746
550,000	Petroleos Mexicanos, 6.50%, 6/2/2041	537,625
740,000	Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	801,050
	TOTAL	1,809,801
	Energy - Midstream—5.8%
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	108,867

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	$119,385
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	626,107
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	261,468
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	262,016
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	221,000
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	522,830
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,941
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	338,785
695,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	754,912
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	259,471
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	199,665
120,000		Williams Partners LP, 5.25%, 3/15/2020	130,019
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	790,167
		TOTAL	4,638,633
		Energy - Oil Field Services—0.9%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	34,522
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	94,346
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	193,490
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	76,725
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	111,000
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	113,850
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	107,943
		TOTAL	731,876
		Energy - Refining—2.3%
350,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	353,393
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	164,846
540,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	603,719
350,000		Valero Energy Corp., 9.375%, 3/15/2019	412,235
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	102,402
250,000		Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	248,563
		TOTAL	1,885,158
		Financial Institution - Banking—13.2%
210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	219,081
200,000		Bank of America Corp., Series L, 2.60%, 1/15/2019	204,163
125,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	125,611
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	1,041,986
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	614,987
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	207,532
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	831,026
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	257,253
520,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	543,843
180,000		Citigroup, Inc., 4.125%, 7/25/2028	184,156
250,000		Citigroup, Inc., 5.50%, 9/13/2025	285,781
200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	224,474
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	497,254
350,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	370,352
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	775,834
180,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	189,335
150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	156,378

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	$259,143
200,000		Comerica, Inc., 3.80%, 7/22/2026	206,710
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	249,839
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	196,098
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	101,809
155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	161,084
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	557,860
400,000		Goldman Sachs Group, Inc., Sub. Note, 5.15%, 5/22/2045	438,948
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	46,535
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	503,288
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	185,373
410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	426,671
200,000		SunTrust Bank, Sub., 3.30%, 5/15/2026	204,568
115,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	117,608
150,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	156,261
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	54,919
		TOTAL	10,595,760
		Financial Institution - Broker/Asset Mgr/Exchange—2.0%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	211,415
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,099
120,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	128,056
130,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	151,828
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	579,302
300,000		Stifel Financial Corp., 4.25%, 7/18/2024	304,113
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	211,321
		TOTAL	1,588,134
		Financial Institution - Finance Companies—0.5%
300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	346,293
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	77,450
		TOTAL	423,743
		Financial Institution - Insurance - Health—0.8%
600,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	611,029
		Financial Institution - Insurance - Life—1.5%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	106,125
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	275,342
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	95,561
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	142,343
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	225,269
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	160,510
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	65,798
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	172,740
		TOTAL	1,243,688
		Financial Institution - Insurance - P&C—2.1%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	568,380
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	57,725
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	136,494
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	153,064
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	66,917
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	346,370

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	$59,614
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	309,865
		TOTAL	1,698,429
		Financial Institution - REIT - Apartment—1.2%
160,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	170,392
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	313,602
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	102,600
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	77,213
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	265,350
		TOTAL	929,157
		Financial Institution - REIT - Healthcare—1.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	110,865
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	260,760
400,000		Healthcare Trust of America, 3.70%, 4/15/2023	414,597
		TOTAL	786,222
		Financial Institution - REIT - Office—0.6%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	105,033
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	94,418
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	65,354
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	222,198
		TOTAL	487,003
		Financial Institution - REIT - Other—1.5%
415,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	423,829
200,000		Liberty Property LP, 6.625%, 10/1/2017	209,365
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	105,835
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	166,158
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	314,125
		TOTAL	1,219,312
		Financial Institution - REIT - Retail—0.7%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	139,190
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	84,399
200,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	200,006
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	47,658
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	124,834
		TOTAL	596,087
		Technology—4.7%
300,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	318,560
100,000		BMC Software, Inc., 7.25%, 6/1/2018	100,000
60,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	62,776
590,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	648,364
190,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	192,204
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	367,881
110,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	117,383
550,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	577,638
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	70,990
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	102,953
450,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	466,332
350,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	358,118
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	88,806

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$236,813
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	79,904
		TOTAL	3,788,722
		Transportation - Airlines—0.1%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	98,211
		Transportation - Railroads—0.8%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	138,726
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	222,691
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	311,322
		TOTAL	672,739
		Transportation - Services—1.3%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	401,591
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.30%, 4/1/2021	417,013
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	71,242
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.55%, 6/1/2019	153,044
		TOTAL	1,042,890
		Utility - Electric—6.6%
130,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	140,791
80,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	85,620
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	99,383
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	276,460
165,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	177,453
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	261,554
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	236,264
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	295,575
390,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2046	420,833
100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	108,117
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	111,851
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	252,986
390,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	389,694
8,647	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	8,870
240,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	255,251
290,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.25%, 4/20/2046	313,667
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	236,618
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	307,460
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	260,934
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	216,576
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	223,032
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	50,891
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	33,875
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	88,095
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	267,890
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	215,224
		TOTAL	5,334,964
		Utility - Natural Gas—0.7%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	82,422
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	202,656
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	97,265

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	$211,730
		TOTAL	594,073
		TOTAL CORPORATE BONDS (IDENTIFIED COST $72,368,961)	77,174,836
		FOREIGN GOVERNMENTS/AGENCIES—2.9%
		Sovereign—2.9%
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	920,550
200,000		Mexico, Government of, 4.75%, 3/8/2044	208,000
206,000		Mexico, Government of, 6.75%, 9/27/2034	272,435
300,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	311,250
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	331,500
190,000		Peru, Government of, 6.55%, 3/14/2037	269,097
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,118,776)	2,312,832
		INVESTMENT COMPANY—1.9%
1,516,686	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[4] (AT NET ASSET VALUE)	1,516,686
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $76,004,423)[5]	81,004,354
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(490,708)
		TOTAL NET ASSETS—100%	$80,513,646
At September 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Notes 5-Year Long Futures	65	$7,898,516	December 2016	$8,584
7U.S. Treasury Ultra Bond Long Futures	2	$367,750	December 2016	$(5,694)
7U.S. Treasury Notes 10-Year Short Futures	80	$10,490,000	December 2016	$1,935
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,825
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,833,285 and $8,501,248, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2016, these restricted securities amounted to $9,399,496, which represented 11.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2016, these liquid restricted securities amounted to $9,399,496, which represented 11.7% of total net assets.
3	Affiliated holding.

Transactions involving an affiliate holding during the period ended September 30, 2016, was as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2015	1,395,935
Purchases/Additions	15,955,142
Sales/Reductions	(15,834,391)
Balance of Shares Held 9/30/2016	1,516,686
Value	$1,516,686
Dividend Income	$3,836
4	7-day net yield.
5	At September 30, 2016, the cost of investments for federal tax purposes was $76,004,423. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $4,999,931. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,344,592 and net unrealized depreciation from investments for those securities having an excess of cost over value of $344,661.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$77,174,836	$—	$77,174,836
Foreign Governments/Agencies	—	2,312,832	—	2,312,832
Investment Company	1,516,686	—	—	1,516,686
TOTAL SECURITIES	$1,516,686	$79,487,668	$—	$81,004,354
Other Financial Instruments*
Assets	$10,519	$—	$—	$10,519
Liabilities	(5,694)	—	—	(5,694)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,825	$—	$—	$4,825
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
September 30, 2016 (unaudited)
Shares			Value
		INVESTMENT COMPANY—99.2%
5,859,129	[1]	High Yield Bond Portfolio	$37,088,284
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $38,592,185)[2]	37,088,284
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	304,604
		TOTAL NET ASSETS—100%	$37,392,888
1	Affiliated holding.
Transactions involving the affiliated holding during the period ended September 30, 2016, was as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2015	6,043,947
Purchases/Additions	903,234
Sales/Reductions	(1,088,052)
Balance of Shares Held 9/30/2016	5,859,129
Value	$37,088,284
Dividend Income	$1,737,182
2	At September 30, 2016, the cost of the investment for federal tax purposes was $38,592,185. The net unrealized depreciation of the investment for federal tax purposes was $1,503,901. This consists entirely of net unrealized depreciation from the investment having an excess of cost over value of $1,503,901.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have the ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of
1

the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
As permitted by U.S. generally accepted accounting principles, the Investment Company shown above is measured at fair value using NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of shareholder redemption request.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
September 30, 2016 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANY—99.7%
8,265,076	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $ 81,834,904)	$$83,229,320
		REPURCHASE AGREEMENT—0.3%
$253,000		Interest in $1,135,000,000 joint repurchase agreement 0.50%, dated 9/30/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,135,047,292 on 10/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,169,098,711. (IDENTIFIED COST $253,000)	253,000
		TOTAL INVESTMENTS—100% (IDENTIFIED COST $82,087,904)[2]	83,482,320
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(18,861)
		TOTAL NET ASSETS—100%	$83,463,459
1	Affiliated holding.
Transactions involving an affiliated holding during the period ended September 30, 2016, was as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2015	7,947,880
Purchases/Additions	807,450
Sales/Reductions	(490,254)
Balance of Shares Held 9/30/2016	8,265,076
Value	$83,229,320
Dividend Income	$1,648,846
2	At September 30, 2016, the cost of investments for federal tax purposes was $82,087,904. The net unrealized appreciation of investments for federal tax purposes was $1,394,416. This consists entirely of net unrealized appreciation from investments for those securities having an excess of cost over value of $1,394,416.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
1

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have the ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund's assets carried at fair value:
As of September 30, 2016, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $83,229,320 is measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2016